Fees Summary	Dec. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,519,400.00
Previously Paid Amount	0.00
Total Fee Amount	486.03
Total Offset Amount	0.00
Net Fee	486.03
Narrative - Max Aggregate Offering Price	$ 3,519,400.00
Final Prospectus	true